UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	3/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus High Yield Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 88.2%	Rate (%)	Date	Amount ($)[a]		Value ($)
Aerospace/Defense - .7%
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	1,310,000	[b]	1,133,150
Bombardier,
Sr. Unscd. Notes	7.50	3/15/25	2,285,000	[b,c]	1,748,025
CPI International,
Gtd. Notes	8.75	2/15/18	1,115,000	[d]	1,095,488
TransDigm,
Gtd. Notes	6.50	7/15/24	3,550,000		3,540,060
					7,516,723
Automotive - 1.5%
Gates Global,
Gtd. Notes	6.00	7/15/22	4,370,000	[b]	3,758,200
MPG Holdco I,
Gtd. Notes	7.38	10/15/22	4,430,000	[c]	4,407,850
Schaeffler Holding Finance,
Sr. Scd. Notes	6.75	11/15/22	3,950,000	[b,c]	4,315,375
TI Group Automotive Systems,
Sr. Unscd. Notes	8.75	7/15/23	3,690,000	[b]	3,560,850
					16,042,275
Banking - 2.3%
Ally Financial,
Gtd. Notes	4.75	9/10/18	2,885,000		2,935,487
Ally Financial,
Gtd. Notes	7.50	9/15/20	2,685,000		2,980,350
Ally Financial,
Gtd. Notes	8.00	11/1/31	3,457,000		3,958,265
Bank of America,
Jr. Sub. Bonds, Ser. V	5.13	12/29/49	3,780,000	[d]	3,576,825
Lloyds Banking Group,
Jr. Sub. Bonds	7.50	4/30/49	3,491,000	[c,d]	3,464,468
Royal Bank of Scotland Group,
Jr. Sub. Bonds	8.00	12/29/49	3,245,000	[d]	3,102,220
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	3,660,000		3,893,083
					23,910,698
Building Materials - 2.6%
Allegion,
Gtd. Notes	5.88	9/15/23	1,600,000		1,688,000
Allegion US Holding,
Gtd. Notes	5.75	10/1/21	4,690,000		4,936,225
American Builders & Contractors Supply,
Sr. Unscd. Notes	5.63	4/15/21	3,490,000	[b]	3,612,150
Boise Cascade,
Gtd. Notes	6.38	11/1/20	4,024,000		4,034,060
Gibraltar Industries,
Gtd. Notes	6.25	2/1/21	3,240,000	[d]	3,304,800
Nortek,
Gtd. Notes	8.50	4/15/21	2,000,000		2,085,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Building Materials - 2.6% (continued)
Ply Gem Industries,
Gtd. Notes		6.50	2/1/22	1,500,000		1,477,500
RSI Home Products,
Scd. Notes		6.50	3/15/23	4,670,000	[b]	4,891,825
Summit Materials,
Gtd. Notes		8.50	4/15/22	455,000	[b]	472,063
						26,501,623
Cable & Satellite - 6.6%
Altice Financing,
Sr. Scd. Notes		6.63	2/15/23	6,665,000	[b]	6,714,987
Altice Finco,
Gtd. Notes		7.63	2/15/25	3,745,000	[b]	3,604,562
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	4,150,000		4,035,875
CCO Holdings,
Gtd. Notes		6.63	1/31/22	3,735,000		3,940,425
CCO Holdings,
Gtd. Notes		5.75	9/1/23	4,235,000		4,404,400
CCO Holdings,
Gtd. Notes		5.88	4/1/24	3,390,000	[b,c]	3,559,500
CCO Holdings,
Gtd. Notes		5.38	5/1/25	2,015,000	[b]	2,055,300
Cequel Communications Holdings I,
Sr. Unscd. Notes		6.38	9/15/20	3,970,000	[b,c]	3,950,150
CSC Holdings,
Sr. Unscd. Notes		6.75	11/15/21	2,450,000		2,522,275
DISH DBS,
Gtd. Notes		6.75	6/1/21	3,335,000		3,451,725
DISH DBS,
Gtd. Notes		5.88	7/15/22	4,270,000		4,056,500
Hughes Satellite Systems,
Gtd. Notes		7.63	6/15/21	5,745,000		6,427,219
Midcontinent Communications &
Midcontinent Finance,
Gtd. Notes		6.88	8/15/23	3,490,000	[b]	3,629,600
Neptune Finco,
Sr. Unscd. Notes		10.13	1/15/23	3,655,000	[b]	3,919,987
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	5,920,000	[b]	5,942,200
Virgin Media Finance,
Gtd. Notes		6.38	4/15/23	2,815,000	[b]	2,941,675
Virgin Media Finance,
Gtd. Notes		6.00	10/15/24	1,330,000	[b]	1,371,563
Wave Holdco,
Sr. Unscd. Notes		8.25	7/15/19	2,084,775	[b]	2,043,080
						68,571,023
Chemicals - 3.4%
Consolidated Energy Finance,
Gtd. Notes		6.75	10/15/19	4,126,000	[b]	3,950,645
Eco Services Operations,
Sr. Unscd. Notes		8.50	11/1/22	2,310,000	[b]	2,136,750
Hexion,
Sr. Scd. Notes		8.88	2/1/18	635,000		438,150
Hexion,
Sr. Scd. Notes		6.63	4/15/20	3,445,000		2,876,575
Huntsman International,
Gtd. Notes	EUR	5.13	4/15/21	2,960,000		3,342,930

		Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Chemicals - 3.4% (continued)
INEOS Group Holdings,
Scd. Notes	EUR	6.50	8/15/18	2,200,000		2,564,581
INEOS Group Holdings,
Scd. Notes		5.88	2/15/19	2,060,000	[b,c]	2,083,175
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	3,420,000	[b]	2,966,850
Platform Specialty Products,
Sr. Unscd. Bonds		10.38	5/1/21	4,275,000	[b]	4,146,750
Trinseo Materials Operating,
Sr. Unscd. Notes	EUR	6.38	5/1/22	2,590,000	[b]	2,991,139
Trinseo Materials Operating,
Sr. Unscd. Notes		6.75	5/1/22	1,975,000	[b]	1,979,938
Tronox Finance,
Gtd. Notes		6.38	8/15/20	3,375,000	[c]	2,611,406
Univar,
Gtd. Notes		6.75	7/15/23	3,690,000	[b,c]	3,620,812
						35,709,701
Construction Machinery - 1.4%
Ahern Rentals,
Scd. Notes		7.38	5/15/23	6,150,000	[b]	4,274,250
Ashtead Capital,
Scd. Notes		6.50	7/15/22	2,027,000	[b]	2,163,823
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	2,555,000	[c]	2,606,100
United Rentals North America,
Gtd. Notes		6.13	6/15/23	3,960,000	[c]	4,108,500
United Rentals North America,
Gtd. Notes		5.50	7/15/25	1,575,000		1,572,701
						14,725,374
Consumer Cyclical Services - 1.7%
Interval Acquisition,
Gtd. Notes		5.63	4/15/23	3,940,000	[b]	3,969,550
Reliance Intermediate Holdings,
Sr. Scd. Notes		6.50	4/1/23	6,079,000	[b]	6,284,166
West,
Gtd. Notes		5.38	7/15/22	8,259,000	[b]	7,606,952
						17,860,668
Consumer Products - .8%
Energizer Holdings,
Gtd. Notes		5.50	6/15/25	2,575,000	[b]	2,594,313
Prestige Brands,
Gtd. Notes		6.38	3/1/24	2,975,000	[b]	3,116,313
Tempur Sealy International,
Gtd. Notes		5.63	10/15/23	2,610,000	[b,c]	2,698,088
						8,408,714
Diversified Manufacturing - 1.3%
ATS Automation Tooling Systems,
Sr. Unscd. Notes		6.50	6/15/23	2,985,000	[b]	3,078,281
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	3,505,000	[b,c]	2,882,863
Griffon,
Gtd. Notes		5.25	3/1/22	3,170,000		3,173,963
WESCO Distribution,
Gtd. Notes		5.38	12/15/21	4,540,000		4,608,100

						13,743,207

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Electric - 4.2%
AES,
Sr. Unscd. Notes	7.38	7/1/21	5,420,000		6,097,500
Calpine,
Sr. Scd. Notes	6.00	1/15/22	3,630,000	[b]	3,820,575
Calpine,
Sr. Scd. Notes	7.88	1/15/23	1,000	[b]	1,065
Calpine,
Sr. Unscd. Notes	5.38	1/15/23	3,400,000	[c]	3,312,892
Calpine,
Sr. Unscd. Notes	5.75	1/15/25	2,500,000	[c]	2,409,375
Covanta Holding,
Sr. Unscd. Notes	5.88	3/1/24	4,500,000		4,387,500
Dynegy,
Gtd. Notes	6.75	11/1/19	1,700,000		1,700,000
Dynegy,
Gtd. Notes	7.38	11/1/22	3,320,000		3,087,600
Dynegy,
Gtd. Notes	7.63	11/1/24	4,230,000		3,859,875
NRG Energy,
Gtd. Notes	7.88	5/15/21	4,090,000		4,095,112
NRG Energy,
Gtd. Notes	6.25	7/15/22	2,720,000		2,543,200
NRG Energy,
Gtd. Notes	6.63	3/15/23	2,220,000		2,081,938
Talen Energy Supply,
Sr. Unscd. Notes	6.50	6/1/25	6,965,000	[c]	5,815,775
					43,212,407
Energy - 6.9%
Antero Resources,
Gtd. Notes	5.13	12/1/22	5,510,000		5,027,875
Antero Resources,
Gtd. Notes	5.63	6/1/23	1,160,000		1,073,000
Bonanza Creek Energy,
Gtd. Notes	6.75	4/15/21	2,057,000		586,245
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	4,700,000	[c]	4,406,250
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	725,000	[c]	642,531
Chesapeake Energy,
Scd. Notes	8.00	12/15/22	900	[b]	446
Continental Resources,
Gtd. Notes	4.50	4/15/23	2,595,000		2,183,044
Continental Resources,
Gtd. Notes	3.80	6/1/24	1,800,000		1,431,000
Crestwood Midstream Partners,
Gtd. Bonds	6.13	3/1/22	5,290,000		3,993,950
Crestwood Midstream Partners,
Gtd. Notes	6.25	4/1/23	1,480,000	[b]	1,102,600
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/20	3,185,000		3,081,488
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	6,686,000		5,967,255
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	1,585,000		1,474,050
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	5,395,000		4,666,675

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - 6.9% (continued)
Genesis Energy,
Gtd. Bonds	5.63	6/15/24	3,370,000		2,847,650
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000		3,203,700
Genesis Energy,
Gtd. Notes	6.75	8/1/22	350,000		325,500
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	3,400,000	[c]	2,856,000
Matador Resources,
Gtd. Notes	6.88	4/15/23	3,325,000		3,200,312
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	935,000		696,575
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	1,260,000	[c]	938,700
Rice Energy,
Gtd. Notes	6.25	5/1/22	1,800,000		1,575,000
Rose Rock Midstream,
Gtd. Notes	5.63	7/15/22	5,160,000		3,457,200
Rose Rock Midstream,
Gtd. Notes	5.63	11/15/23	2,565,000		1,680,075
RSP Permian,
Gtd. Notes	6.63	10/1/22	2,912,000		2,882,880
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	3,925,000	[c]	2,325,563
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	3,037,000		2,991,445
Unit,
Gtd. Notes	6.63	5/15/21	7,700,000		3,907,750
Whiting Petroleum,
Gtd. Notes	5.00	3/15/19	1,205,000		840,488
Whiting Petroleum,
Gtd. Notes	5.75	3/15/21	1,615,000		1,082,050
Williams Cos.,
Sr. Unscd. Notes	7.88	9/1/21	869,000		807,943
Williams Cos.,
Sr. Unscd. Notes	4.55	6/24/24	315,000		240,975
					71,496,215
Environmental - .9%
Advanced Disposal Services,
Gtd. Notes	8.25	10/1/20	7,050,000		7,225,545
Clean Harbors,
Gtd. Notes	5.13	6/1/21	1,890,000	[b]	1,920,713
					9,146,258
Finance Companies - 7.6%
AerCap Ireland Capital,
Gtd. Bonds	4.63	7/1/22	950,000	[c]	972,562
AerCap Ireland Capital,
Gtd. Notes	4.63	10/30/20	1,060,000		1,090,475
Aircastle,
Sr. Unscd. Notes	5.13	3/15/21	2,455,000		2,565,475
Aircastle,
Sr. Unscd. Notes	5.50	2/15/22	3,536,000	[c]	3,706,152
Aircastle,
Sr. Unscd. Notes	5.00	4/1/23	1,630,000		1,642,225
CIT Group,
Sr. Unscd. Notes	5.50	2/15/19	2,000,000	[b]	2,074,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Finance Companies - 7.6% (continued)
CIT Group,
Sr. Unscd. Notes		5.00	8/15/22	3,665,000		3,717,666
CNO Financial Group,
Sr. Unscd. Notes		5.25	5/30/25	3,544,000		3,641,460
Garfunkelux Holdco 2,
Sr. Scd. Bonds	GBP	11.00	11/1/23	1,330,000	[b,c]	1,831,410
Garfunkelux Holdco 3,
Sr. Scd. Bonds	GBP	8.50	11/1/22	1,690,000	[b]	2,404,511
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	7,755,000	[b]	7,173,375
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	3,705,000	[b]	3,658,687
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	7,840,000		9,182,600
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	2,395,000		2,888,969
KCG Holdings,
Sr. Scd. Notes		6.88	3/15/20	3,750,000	[b]	3,243,750
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	5,385,000		5,371,537
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	5,340,000	[b]	5,086,350
Quicken Loans,
Gtd. Notes		5.75	5/1/25	8,045,000	[b]	7,843,875
Solera Finance,
Sr. Unscd. Notes		10.50	3/1/24	3,205,000	[b]	3,229,037
USI,
Sr. Unscd. Notes		7.75	1/15/21	5,190,000	[b]	5,209,462
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	4,630,000	[b]	2,980,563
						79,514,141
Food and Beverage - 1.6%
Acosta,
Sr. Unscd. Notes		7.75	10/1/22	3,455,000	[b]	3,213,150
Boparan Finance,
Scd. Notes	GBP	5.25	7/15/19	1,485,000	[c]	2,087,501
JBS,
Sr. Unscd. Notes		5.75	6/15/25	4,505,000	[b]	3,964,400
New Albertsons,
Sr. Unscd. Bonds		8.00	5/1/31	1,615,000		1,534,250
Post Holdings,
Gtd. Notes		7.38	2/15/22	5,230,000		5,550,337
						16,349,638
Gaming - 2.8%
Boyd Gaming,
Gtd. Notes		6.88	5/15/23	2,410,000		2,578,700
Boyd Gaming,
Gtd. Notes		6.38	4/1/26	4,330,000	[b]	4,514,025
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	5,290,000	[b]	5,407,967
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	4,377,000	[c]	4,891,297
Penn National Gaming,
Sr. Unscd. Notes		5.88	11/1/21	2,720,000	[c]	2,720,000
Scientific Games International,
Gtd. Notes		10.00	12/1/22	11,070,000		9,022,050
						29,134,039

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care - 6.4%
Acadia Healthcare,
Gtd. Notes	5.63	2/15/23	440,000		448,800
CHS/Community Health Systems,
Gtd. Notes	8.00	11/15/19	1,245,000		1,218,544
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	3,480,000	[c]	3,158,100
ConvaTec Finance International,
Gtd. Notes	8.25	1/15/19	7,710,000	[b]	7,666,631
Davita Healthcare Partners,
Gtd. Notes	5.00	5/1/25	3,110,000		3,086,675
HCA,
Gtd. Notes	7.50	2/15/22	6,310,000	[c]	7,177,625
HCA,
Gtd. Notes	5.88	5/1/23	1,880,000		1,981,050
HCA,
Sr. Scd. Notes	5.00	3/15/24	4,765,000		4,887,103
HCA,
Sr. Scd. Notes	5.25	6/15/26	1,100,000		1,130,250
HCA Holdings,
Sr. Unscd. Notes	6.25	2/15/21	3,200,000		3,456,000
Healthsouth,
Gtd. Notes	5.75	11/1/24	2,915,000		2,967,470
Hill-Rom Holdings,
Sr. Unscd. Notes	5.75	9/1/23	3,910,000	[b]	4,066,400
Kindred Healthcare,
Gtd. Notes	6.38	4/15/22	2,505,000		2,267,025
Kindred Healthcare,
Gtd. Notes	8.75	1/15/23	3,880,000		3,729,650
LifePoint Health,
Gtd. Notes	5.88	12/1/23	880,000	[c]	921,800
Surgical Care Affiliates,
Gtd. Notes	6.00	4/1/23	3,945,000	[b]	3,994,312
Tenet Healthcare,
Sr. Unscd. Notes	5.00	3/1/19	1,115,000	[d]	1,108,031
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	8,100,000		8,373,375
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/23	4,840,000	[c]	4,658,500
					66,297,341
Home Construction - 2.7%
Ashton Woods USA/Finance,
Sr. Unscd. Notes	6.88	2/15/21	3,793,000	[b]	3,129,225
Brookfield Residential Properties,
Gtd. Notes	6.50	12/15/20	5,435,000	[b]	5,217,600
Shea Homes,
Gtd. Notes	5.88	4/1/23	3,984,000	[b]	3,949,140
Taylor Morrison Communications,
Gtd. Notes	5.88	4/15/23	3,080,000	[b]	2,972,200
TRI Pointe Holdings,
Gtd. Notes	5.88	6/15/24	3,610,000		3,605,487
Weekley Homes,
Sr. Unscd. Notes	6.00	2/1/23	4,122,000		3,802,545
William Lyon Homes,
Gtd. Notes	8.50	11/15/20	5,290,000		5,454,434
					28,130,631

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Industrial Services - 2.2%
AECOM,
Gtd. Notes		5.75	10/15/22	3,172,000		3,306,810
ClubCorp Club Operations,
Gtd. Notes		8.25	12/15/23	3,145,000	[b]	3,019,200
Galapagos Holding,
Sr. Scd. Notes	EUR	7.00	6/15/22	2,705,000	[b]	2,822,550
HD Supply,
Gtd. Notes		5.75	4/15/24	2,110,000	[b]	2,173,300
Hillman Group,
Sr. Unscd. Notes		6.38	7/15/22	5,100,000	[b]	4,284,000
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	2,645,000		2,679,269
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	4,655,000	[b]	4,561,900
						22,847,029
Insurance - .3%
Centene Escrow,
Sr. Unscd. Notes		5.63	2/15/21	1,650,000	[b]	1,724,250
Centene Escrow,
Sr. Unscd. Notes		6.13	2/15/24	1,650,000	[b]	1,740,750
						3,465,000
Media Entertainment - 2.8%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		6.50	11/15/22	2,640,000		2,640,000
Entertainment One,
Sr. Scd. Bonds	GBP	6.88	12/15/22	1,700,000	[b]	2,435,513
Gray Television,
Gtd. Notes		7.50	10/1/20	6,290,000		6,667,400
iHeartCommunications,
Sr. Scd. Notes		9.00	12/15/19	3,935,000		2,926,656
Netflix,
Sr. Unscd. Notes		5.75	3/1/24	791,000		838,460
Netflix,
Sr. Unscd. Notes		5.88	2/15/25	680,000		719,100
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	2,520,000	[c]	2,627,100
Sinclair Television Group,
Gtd. Notes		6.38	11/1/21	2,105,000		2,231,300
Sinclair Television Group,
Gtd. Notes		5.63	8/1/24	2,140,000	[b]	2,161,400
Townsquare Media,
Gtd. Notes		6.50	4/1/23	3,869,000	[b]	3,723,912
Univision Communications,
Sr. Scd. Notes		6.75	9/15/22	2,005,000	[b]	2,135,325
						29,106,166
Metals and Mining - 1.7%
ArcelorMittal,
Sr. Unscd. Bonds		10.85	6/1/19	3,767,000	[c,d]	4,228,457
FMG Resources (August 2006),
Gtd. Notes		8.25	11/1/19	1,112,000	[b,c]	1,067,520
Freeport-McMoRan,
Gtd. Notes		3.55	3/1/22	4,235,000		2,975,088
Freeport-McMoRan,
Gtd. Notes		3.88	3/15/23	3,570,000		2,436,525
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	2,745,000		2,909,700

		Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Metals and Mining - 1.7% (continued)
Steel Dynamics,
Gtd. Notes		6.38	8/15/22	3,955,000		4,093,425
						17,710,715
Packaging - 4.5%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	4,697,000	[b]	4,967,077
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	5,292,771	[b]	5,133,988
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	7,750,000	[b]	7,536,875
Beverage Packaging Holdings II,
Gtd. Notes		6.00	6/15/17	3,350,000	[b]	3,335,344
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	14,010,000	[b]	12,573,975
Horizon Holdings I,
Sr. Unscd. Notes	EUR	7.25	8/1/23	1,670,000	[b]	2,007,901
Horizon Holdings I,
Sr. Unscd. Notes	EUR	7.25	8/1/23	1,000,000		1,202,336
Reynolds Group,
Gtd. Notes		8.50	5/15/18	1,500,000	[d]	1,501,875
Reynolds Group,
Gtd. Notes		9.88	8/15/19	1,941,000		2,012,574
Signode Industrial Group,
Gtd. Notes		6.38	5/1/22	7,535,000	[b]	6,885,106
						47,157,051
Paper - 1.0%
Mercer International,
Gtd. Notes		7.00	12/1/19	1,170,000		1,181,700
Mercer International,
Gtd. Notes		7.75	12/1/22	5,125,000		5,131,406
Sappi Papier Holding,
Sr. Scd. Notes		6.63	4/15/21	3,945,000	[b]	4,082,266
						10,395,372
Pharmaceuticals - 3.0%
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	6,164,000	[b]	6,206,377
Concordia Healthcare,
Gtd. Notes		9.50	10/21/22	2,565,000	[b,c]	2,494,463
DPx Holdings,
Sr. Unscd. Notes		7.50	2/1/22	4,890,000	[b]	4,883,887
Endo Finance,
Gtd. Notes		6.00	7/15/23	4,130,000	[b]	3,908,012
Jaguar Holding Co. II,
Gtd. Notes		6.38	8/1/23	3,725,000	[b]	3,834,142
JLL/Delta Dutch Pledgeco,
Sr. Unscd. Notes		8.75	5/1/20	2,741,000	[b]	2,679,328
Valeant Pharmaceuticals International,
Gtd. Notes		6.75	8/15/18	3,095,000	[b,c]	2,824,188
Valeant Pharmaceuticals International,
Gtd. Notes		6.38	10/15/20	2,700,000	[b]	2,254,500
Valeant Pharmaceuticals International,
Gtd. Notes		7.50	7/15/21	1,595,000	[b]	1,336,801
Valeant Pharmaceuticals International,
Gtd. Notes		5.63	12/1/21	385,000	[b]	305,113
						30,726,811

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Retailers - 1.6%
Argos Merger Sub,
Sr. Unscd. Notes	7.13	3/15/23	5,190,000	[b,c]	5,529,945
Dollar Tree,
Gtd. Notes	5.75	3/1/23	4,070,000	[b]	4,334,550
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	4,730,000	[b,c]	4,115,100
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	1,060,000	[b,c]	916,900
Neiman Marcus Group,
Gtd. Notes	8.75	10/15/21	1,030,000	[b]	798,889
Party City Holdings,
Gtd. Notes	6.13	8/15/23	1,315,000	[b,c]	1,351,163
					17,046,547
Technology - 4.8%
Alcatel-Lucent USA,
Sr. Unscd. Notes	6.45	3/15/29	2,575,000		2,748,813
CDW Finance,
Gtd. Bonds	6.00	8/15/22	2,320,000		2,460,638
Commscope,
Sr. Scd. Notes	4.38	6/15/20	2,005,000	[b]	2,065,150
CommScope Technologies Finance,
Sr. Scd. Notes	6.00	6/15/25	5,045,000	[b]	5,117,522
Ensemble S Merger Sub,
Sr. Notes	9.00	9/30/23	4,230,000	[b]	4,161,262
First Data,
Gtd. Notes	7.00	12/1/23	8,315,000	[b]	8,429,331
First Data,
Sr. Scd. Notes	6.75	11/1/20	442,000	[b]	465,868
First Data,
Sr. Scd. Notes	5.00	1/15/24	2,865,000	[b]	2,879,325
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	4,895,000	[b]	3,683,487
Infor US,
Gtd. Notes	6.50	5/15/22	3,800,000		3,477,000
Plantronics,
Gtd. Notes	5.50	5/31/23	3,505,000	[b]	3,452,425
Riverbed Technology,
Gtd. Notes	8.88	3/1/23	6,379,000	[b]	6,379,000
Sabre Global,
Gtd. Notes	5.38	4/15/23	2,670,000	[b]	2,753,438
Sabre Global,
Sr. Scd. Notes	5.25	11/15/23	1,620,000	[b]	1,656,288
					49,729,547
Transportation Services - .7%
Navios Maritime Acquisition,
Sr. Scd. Notes	8.13	11/15/21	2,685,000	[b]	1,792,238
Navios South American Logistics,
Gtd. Notes	7.25	5/1/22	3,345,000	[b]	2,174,250
XPO Logistics,
Gtd. Notes	6.50	6/15/22	3,040,000	[b,c]	2,967,800
					6,934,288
Wireless Communications - 5.8%
Altice,
Gtd. Notes	7.75	5/15/22	6,570,000	[b]	6,498,256
Altice,
Gtd. Notes	7.63	2/15/25	1,150,000	[b]	1,104,000

	Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Wireless Communications - 5.8% (continued)
Digicel,
Gtd. Notes	6.75	3/1/23	3,150,000	[b]	2,795,625
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	4,845,000	[b]	4,178,812
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	2,200,000	[b]	1,721,280
Numericable-SFR,
Sr. Scd. Bonds	6.00	5/15/22	4,320,000	[b]	4,233,600
Numericable-SFR,
Sr. Scd. Bonds	6.25	5/15/24	1,565,000	[b]	1,525,093
Sprint,
Gtd. Notes	7.88	9/15/23	992,000		763,632
Sprint Capital,
Gtd. Notes	6.90	5/1/19	1,905,000		1,662,113
Sprint Communications,
Gtd. Notes	9.00	11/15/18	4,235,000	[b]	4,457,337
Sprint Communications,
Gtd. Notes	7.00	3/1/20	3,870,000	[b,c]	3,889,350
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	5,055,000	[c]	4,044,000
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,525,000		2,259,875
T-Mobile USA,
Gtd. Bonds	6.63	4/28/21	1,865,000		1,958,250
T-Mobile USA,
Gtd. Bonds	6.73	4/28/22	3,735,000		3,921,003
T-Mobile USA,
Gtd. Bonds	6.84	4/28/23	4,080,000		4,324,800
T-Mobile USA,
Gtd. Bonds	6.50	1/15/24	3,465,000		3,620,925
T-Mobile USA,
Gtd. Bonds	6.50	1/15/26	1,025,000		1,069,844
T-Mobile USA,
Gtd. Notes	6.00	4/15/24	2,315,000		2,349,725
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	3,815,000	[b]	3,471,650
					59,849,170
Wireline Communications - 4.4%
CenturyLink,
Sr. Unscd. Notes	7.50	4/1/24	2,870,000		2,884,350
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	2,025,000		2,058,939
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	3,523,000		3,439,329
Communications Sales & Leasing,
Gtd. Notes	8.25	10/15/23	545,000	[c]	506,850
Frontier Communications,
Sr. Unscd. Notes	6.25	9/15/21	3,270,000		3,039,105
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	3,550,000		3,479,000
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	4,430,000	[b]	4,557,362
Frontier Communications,
Sr. Unscd. Notes	7.13	1/15/23	1,005,000		894,450
Frontier Communications,
Sr. Unscd. Notes	7.63	4/15/24	1,865,000		1,664,513

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 88.2% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Wireline Communications - 4.4% (continued)
Frontier Communications,
Sr. Unscd. Notes		11.00	9/15/25	3,295,000	[b]	3,323,831
Interoute Finco,
Sr. Scd. Bonds	EUR	7.38	10/15/20	2,550,000	[c]	3,148,291
Level 3 Financing,
Gtd. Notes		5.38	1/15/24	3,800,000	[b]	3,857,000
Level 3 Financing,
Gtd. Notes		5.25	3/15/26	2,020,000	[b]	2,040,200
Sable International Finance,
Gtd. Notes		6.88	8/1/22	6,455,000	[b]	6,487,275
Windstream Services,
Gtd. Notes		7.75	10/15/20	1,310,000	[c]	1,133,150
Windstream Services,
Gtd. Notes		7.75	10/1/21	4,185,000		3,434,316
						45,947,961
Total Bonds and Notes
(cost $966,342,753)						917,186,333
Floating Rate Loan Interests - 2.8%

Construction Machinery - .3%
Neff Rentals,
Second Lien Closing Date Loan		1.36	5/21/21	3,515,253	[d]	3,119,787
Consumer Products - .1%
Vogue International,
First Lien Initial Tranche B Term Loan		1.41	2/7/20	880,000	[d]	879,635
Finance Companies - .8%
Asurion,
Incremental Tranche B-1 Term Loan		0.66	5/24/19	3,537,189	[d]	3,494,442
Asurion,
Second Lien Term Loan		1.37	2/19/21	2,220,000	[d]	2,092,350
Communications Sales & Leasing,
Term Loan		5.00	10/14/22	2,892,732	[d]	2,808,655
						8,395,447
Pharmaceuticals - .3%
Concordia Healthcare,
Term Loan		5.25	10/21/21	3,490,000	[d]	3,407,985
Retailers - .2%
CWGS Group,
Term Loan		1.64	2/20/20	2,448,000	[d]	2,403,116
Technology - .5%
Avago Technologies,
Term B Loan		3.49	11/11/22	4,895,000	[d]	4,877,476
Transportation Services - .6%
XPO Logistics,
Term Loan		5.50	10/27/21	5,580,000	[d]	5,609,072
Total Floating Rate Loan Interests
(cost $28,701,584)						28,692,518
Preferred Stocks - .6%

Banking - .6%
GMAC Capital Trust I,
Ser. 2
(cost $6,472,746)		6.40	2/15/40	248,504	[d]	6,090,833

Other Investment - 7.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $72,857,896)	72,857,896 [e]	72,857,896
Investment of Cash Collateral for Securities
Loaned - 6.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $69,717,977)	69,717,977 [e]	69,717,977
Total Investments (cost $1,144,092,956)	105.3%	1,094,545,557
Liabilities, Less Cash and Receivables	(5.3%)	(54,915,573)
Net Assets	100.0%	1,039,629,984

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at
$453,707,934 or 43.64% of net assets.
c Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $82,309,440 and the value of the collateral held by the fund was $85,536,006, consisting of cash collateral of $69,717,977 and U.S. Government & Agency securities valued at $15,818,029.
d Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
e Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds †		917,186,333		917186,333
Floating Rate Loan Interests †		28,692,518		28,692,518
Preferred Stocks †		6,090,833		6,090,833
Mutual Funds	142,575,873			142,575,873
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		1,209		1,209
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		(510,256)		(510,256)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the Board Members ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the

NOTES

Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are

NOTES

valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at March 31, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Barclays Bank
British Pound,
Expiring
4/1/2016	808,981	1,163,104	1,161,895	1,209
4/28/2016	3,260,000	4,608,450	4,682,601	(74,151)
Euro,
Expiring
4/28/2016	4,945,000	5,525,868	5,631,656	(105,788)
Common Wealth Bank of Australia
Euro,
Expiring
4/28/2016	4,800,000	5,356,200	5,466,521	(110,321)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Goldman Sachs International
British Pound,
Expiring
4/28/2016	3,675,000	5,195,912	5,278,698	(82,786)
Euro,
Expiring
4/28/2016	1,935,000	2,162,243	2,203,691	(41,448)
Morgan Stanley Capital Services
Euro,
Expiring
4/28/2016	4,465,000	4,989,242	5,085,004	(95,762)
Gross Unrealized Appreciation				1,209
Gross Unrealized Depreciation				(510,256)

At March 31, 2016, accumulated net unrealized depreciation on investments was $49,547,399, consisting of $10,749,397 gross unrealized appreciation and $60,296,796 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)